Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of reserves within equity

	Retained earnings	Hedging reserve	Translation reserve	Share based compensation reserve	Merger reserve
	$M	$M	$M	$M	$M
At January 1, 2015	308.8	0.9	(36.2)	3.7	(333.8)
Net income for the year	16.1	—	—	—	—
Currency translation differences	—	—	(8.6)	—	—
Decrease in fair value of cash flow hedges	—	(5.4)	—	—	—
Transfer to consolidated income statement on cash flow hedges	—	(0.1)	—	—	—
Remeasurement of defined benefit retirement plans	4.4	—	—	—	—
Deferred income taxes on items taken to other comprehensive income	(1.5)	1.1	—	—	—
Equity dividends	(10.8)	—	—	—	—
Equity settled share based compensation charges	—	—	—	1.4	—
Cash settled share based compensation charges	—	—	—	(0.5)	—
Deferred income taxes on items taken to equity	(0.3)	—	—	—	—
Utilization of treasury shares	(0.1)	—	—	(0.5)	—
At December 31, 2015	316.6	(3.5)	(44.8)	4.1	(333.8)
Net income for the year	21.9	—	—	—	—
Currency translation differences	—	—	(13.1)	—	—
Increase in fair value of cash flow hedges	—	1.1	—	—	—
Transfer to consolidated income statement on cash flow hedges	—	(0.9)	—	—	—
Remeasurement of defined benefit retirement plans	(21.7)	—	—	—	—
Deferred income taxes on items taken to other comprehensive income	4.3	—	—	—	—
Equity dividends	(13.3)	—	—	—	—
Equity settled share based compensation charges	—	—	—	1.2	—
Utilization of treasury shares	0.1	—	—	(0.6)	—
Utilization of ESOP shares	0.2	—	—	(0.9)	—
At December 31, 2016	308.1	(3.3)	(57.9)	3.8	(333.8)
Net income for the year	11.5	—	—	—	—
Currency translation differences	—	—	11.6	—	—
Increase in fair value of cash flow hedges	—	3.1	—	—	—
Transfer to consolidated income statement on cash flow hedges	—	0.6	—	—	—
Remeasurement of defined benefit retirement plans	9.5	—	—	—	—
Deferred income taxes on items taken to other comprehensive income	(5.2)	(0.6)	—	—	—
Equity dividends	(13.3)	—	—	—	—
Equity settled share based compensation charges	—	—	—	2.6	—
Utilization of treasury shares	0.1	—	—	(0.6)	—
Utilization of ESOP shares	0.1	—	—	(0.4)	—
Deferred income taxes on items taken to equity	0.6	—	—	—	—
At December 31, 2017	311.4	(0.2)	(46.3)	5.4	(333.8)